INTERESTS IN JOINT ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Joint operations [member]
Disclosure of joint operations [line items]
Disclosure of joint operations [text block]
The following tables set forth summarized financial information of the more significant interests in joint arrangements, which qualify as joint operations:

Celulosa y Energía Punta Pereira S.A. (Uruguay)	12-31-2021		12-31-2020
	Assets	Liabilities	Assets	Liabilities
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	384,960	162,106	262,446	163,887
Non-current	2,036,696	210,981	2,103,903	325,894
Equity	—	2,048,569	—	1,876,568
Total Joint Arrangement	2,421,656	2,421,656	2,366,349	2,366,349
Investment	1,024,285		938,284

	12-31-2021	12-31-2020
	ThU.S.$	ThU.S.$
Income	917,391	610,070
Expenses	(575,745)	(586,345)
Joint Arrangement Net Income (Loss)	341,646	23,725

Forestal Cono Sur S.A. (consolidated)	12-31-2021		12-31-2020
	Assets	Liabilities	Assets	Liabilities
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	23,068	2,502	44,684	2,121
Non-current	167,159	10,618	170,028	10,637
Equity	—	177,107	—	201,954
Total Joint Arrangement	190,227	190,227	214,712	214,712
Investment	88,554		100,977

	12-31-2021	12-31-2020
	ThU.S.$	ThU.S.$
Income	10,596	17,088
Expenses	(6,935)	(14,447)
Joint Arrangement Net Income (Loss)	3,661	2,641

Eufores S.A. (consolidated)	12-31-2021		12-31-2020
	Assets	Liabilities	Assets	Liabilities
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	133,384	189,643	115,971	192,443
Non-current	892,020	147,006	870,093	131,893
Equity	—	688,755	—	661,728
Total Joint Arrangement	1,025,404	1,025,404	986,064	986,064
Investment	344,378		330,864

	12-31-2021	12-31-2020
	ThU.S.$	ThU.S.$
Income	230,089	227,488
Expenses	(202,423)	(197,172)
Joint Arrangement Net Income (Loss)	27,666	30,316

Zona Franca Punta Pereira S.A. (Uruguay)	12-31-2021		12-31-2020
	Assets	Liabilities	Assets	Liabilities
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	6,712	101,698	6,233	107,131
Non-current	442,624	13,014	453,572	19,179
Equity	—	334,624	—	333,495
Total Joint Arrangement	449,336	449,336	459,805	459,805
Investment	167,312		166,748

	12-31-2021	12-31-2020
	ThU.S.$	ThU.S.$
Income	18,235	18,206
Expenses	(17,106)	(19,318)
Joint Arrangement Net Income (Loss)	1,129	(1,112)

Joint ventures [member]
Disclosure of joint operations [line items]
Disclosure of joint ventures [text block]
The following tables set forth summarized financial information of the more significant interests in joint ventures accounted in for equity method:

Unilin Arauco Pisos Ltda.	12-31-2021		12-31-2020
	Assets	Liabilities	Assets	Liabilities
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	—	—	8,050	4,995
Non-current	—	—	3,747	408
Equity	—	—	—	6,394
Total Joint Arrangement	—	—	11,797	11,797
Investment	—		3,197

	12-31-2021	12-31-2020
	ThU.S.$	ThU.S.$
Income	—	18,944
Expenses	—	(17,904)
Joint Arrangement Net Income (Loss)	—	1,040
Other comprehensive income	—	—
Comprehensive income	—	1,040
Dividends	—	—

Eka Chile S.A.	12-31-2021		12-31-2020
	Assets	Liabilities	Assets	Liabilities
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	16,083	4,980	16,551	4,154
Non-current	38,056	4,913	35,599	4,782
Equity	—	44,246	—	43,214
Total Joint Arrangement	54,139	54,139	52,150	52,150
Investment	22,123		21,607

	12-31-2021	12-31-2020
	ThU.S.$	ThU.S.$
Income	42,788	39,136
Expenses	(40,568)	(35,177)
Joint Arrangement Net Income (Loss)	2,220	3,959
Other comprehensive income	—	—
Comprehensive income	2,220	3,959
Dividends	594	2,894

Sonae Arauco S.A.	12-31-2021		12-31-2020
	Assets	Liabilities	Assets	Liabilities
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	288,650	334,620	258,058	276,127
Non-current	699,984	247,006	765,712	379,260
Equity	—	407,008	—	368,383
Total Joint Arrangement	988,634	988,634	1,023,770	1,023,770
Net assets	179,027		157,552
Net asset adjustment (Goodwill)	24,477		26,640
Investment	203,504		184,192

	12-31-2021	12-31-2020
	ThU.S.$	ThU.S.$
Income	1,153,385	808,895
Expenses	(1,082,798)	(812,600)
Joint Arrangement Net Income (Loss)	70,587	(3,705)
Other comprehensive income	—	—
Comprehensive income	70,587	(3,705)
Dividends	—	—

Agrícola El Paque SpA.	12-31-2021		12-31-2020
	Assets	Liabilities	Assets	Liabilities
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	1,493	201	4,562	69
Non-current	15,455	4,162	5,782	—
Equity	—	12,585	—	10,275
Total Joint Arrangement	16,948	16,948	10,344	10,344
Investment	6,293		5,138

	12-31-2021	12-31-2020
	ThU.S.$	ThU.S.$
Income	—	—
Expenses	47	1
Joint Arrangement Net Income (Loss)	47	1
Other comprehensive income	—	—
Comprehensive income	47	1
Dividends	—	—

Parque Eólico Ovejera del Sur SpA.	12-31-2021		12-31-2020
	Assets	Liabilities	Assets	Liabilities
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	2,431	86	367	27
Non-current	24	—	2,057	—
Equity	—	2,369	—	2,398
Total Joint Arrangement	2,455	2,455	2,424	2,425
Investment	1,185		1,199

	12-31-2021	12-31-2020
	ThU.S.$	ThU.S.$
Income	—	—
Expenses	(21)	(155)
Joint Arrangement Net Income (Loss)	(21)	(155)
Other comprehensive income	—	—
Comprehensive income	(21)	(155)
Dividends	—	—

E2E S.A.	12-31-2021		12-31-2020
	Assets	Liabilities	Assets	Liabilities
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	8,138	1,094	9,196	4,233
Non-current	28,357	3,078	27,045	1,407
Equity	—	32,323	—	30,601
Total Joint Arrangement	36,495	36,495	36,241	36,241
Investment	16,162		15,301

	12-31-2021	12-31-2020
	ThU.S.$	ThU.S.$
Income	743	1,095
Expenses	(11,133)	(5,579)
Joint Arrangement Net Income (Loss)	(10,390)	(4,484)
Other comprehensive income	—	—
Comprehensive income	(10,390)	(4,484)
Dividends	—	—

Agrícola San Gerardo SpA.	12-31-2021		12-31-2020
	Assets	Liabilities	Assets	Liabilities
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	765	61	603	387
Non-current	4,929	2,125	3,859	—
Equity	—	3,508	—	4,075
Total Joint Arrangement	5,694	5,694	4,462	4,462
Investment	1,754		2,038

	12-31-2021	12-31-2020
	ThU.S.$	ThU.S.$
Income	—	—
Expenses	(52)	(319)
Joint Arrangement Net Income (Loss)	(52)	(319)
Other comprehensive income	—	—
Comprehensive income	(52)	(319)
Dividends	—	—

Agrícola Fresno SpA	12-31-2021		12-31-2020
	Assets	Liabilities	Assets	Liabilities
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	15,663	88	—	—
Non-current	10,485	2,225	—	—
Equity	—	23,835	—	—
Total Joint Arrangement	26,148	26,148	—	—
Investment	11,918		—

	12-31-2021	12-31-2020
	ThU.S.$	ThU.S.$
Income	—	—
Expenses	(49)	—
Joint Arrangement Net Income (Loss)	(49)	—
Other comprehensive income	—	—
Comprehensive income	(49)	—
Dividends	—	—